Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and Equipment

A summary of the cost and accumulated depreciation of property and equipment at December 31 is as follows (dollars in thousands):

	2024	2023
Land	$835	$835
Buildings and Improvements	1,682	1,682
Equipment	519	519
Automobile	77	77
Total	3,113	3,113
Less: accumulated depreciation	(1,607)	(1,530)
Balance, Ending	$1,506	$1,583